Employee Retirement Benefits	9 Months Ended
Sep. 30, 2011
Employee Retirement Benefits [Abstract]
Employee Retirement Benefits

NOTE 9. Employee Retirement Benefits

Benefit Expenses

The components of the Company’s net periodic benefit costs for the three-month periods ended September 30, 2011 and 2010 were as follows:

	Retirement Plans				Health Care and Life Insurance Benefits
	U.S. Plans		Non-U.S. Plans
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Service cost	$2	$2	$2	$1	$—	$—
Interest cost	18	18	7	7	—	2
Expected return on plan assets	(19)	(18)	(5)	(5)	—	—
Net reinstatement of benefits	—	—	—	—	—	155
Amortization of:
Plan amendments	—	(1)	—	—	—	(18)
Actuarial losses and other	—	1	—	—	—	—
Special termination benefits	1	1	—	—	—	—
Curtailments	—	(13)	—	—	—	—

Visteon sponsored plan net periodic benefit costs	2	(10)	4	3	—	139
Expense for certain salaried employees whose benefits are partially covered by Ford	—	—	—	—	—	(11)

Net periodic benefits costs, excluding restructuring	$2	$(10)	$4	$3	$—	$128

The components of the Company’s net periodic benefit costs for the nine-month periods ended September 30, 2011 and 2010 were as follows:

	Retirement Plans				Health Care and Life Insurance Benefits
	U.S. Plans		Non-U.S. Plans
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Service cost	$4	$7	$5	$4	$—	$—
Interest cost	55	56	21	19	—	3
Expected return on plan assets	(56)	(55)	(14)	(14)	—	—
Net (termination) reinstatement of benefits	—	—	—	—	(2)	306
Amortization of:
Plan amendments	—	(2)	—	1	—	(374)
Actuarial losses and other	—	2	—	—	—	43
Special termination benefits	3	1	—	—	—	—
Curtailments	—	(14)	—	—	—	—
Settlements	—	—	—	—	—	(1)

Visteon sponsored plan net periodic benefit costs	6	(5)	12	10	(2)	(23)
Expense for certain salaried employees whose benefits are partially covered by Ford	—	1	—	—	—	(15)

Net periodic benefits costs, excluding restructuring	$6	$(4)	$12	$10	$(2)	$(38)

Special termination benefits	—	2	—	—	—	—

Total employee retirement benefit related restructuring costs	$—	$2	$—	$—	$—	$—

Pension Plan Amendments

On October 17, 2011, the Company communicated changes in U.S. retirement plans for its active employees, who will cease to accrue benefits under defined benefit pension plans effective December 31, 2011. The Company expects to record a curtailment gain of approximately $2 million during the fourth quarter of 2011. The Company estimates that pension liabilities will decrease by about $25 million as a result of the plan changes which will be more than offset by an increase of approximately $55 million associated with market conditions as of the October 17, 2011 re-measurement date, primarily due to lower interest rates.

Postretirement Employee Health Care and Life Insurance Benefits

During 2009 and 2010 the Company eliminated postretirement health care and life insurance benefits (“OPEB”) under certain U.S. plans pursuant to various Court orders, which resulted in a decrease to postretirement employee benefit expense and other comprehensive income of approximately $312 million during the nine-month period ended September 30, 2010.

In July 2010, the United States Court of Appeals for the Third Circuit (the “Circuit Court”) reversed previous orders of the Court and the District Court for the District of Delaware (the “District Court”) authorizing the Company to eliminate such OPEB benefits without complying with the requirements of Bankruptcy Code Section 1114. The Circuit Court directed the District Court to, among other things, direct the Court to order the Company to take whatever action is necessary to immediately restore all terminated or modified benefits to their pre-termination/modification levels. In August 2010 the Court issued an order requiring the Company to retroactively restore certain terminated or modified benefits. Accordingly, the Company recorded an increase in other postretirement employee benefit expense of $305 million for the reinstatement of these benefits during the nine-month period ended September 30, 2010, of which approximately $150 million was recorded during the second quarter 2010 and $155 million was during the third quarter of 2010.

In September 2010, the Court issued an order approving the Memorandum of Agreement between the IUE-CWA and the Company pursuant to which the parties agreed that $12 million would be paid in full settlement of the OPEB obligations for the former Connersville and Bedford hourly employees under Section 1114 of the Bankruptcy Code. The Company recorded a reduction in related OPEB liabilities of approximately $140 million and an increase to other comprehensive income of which $18 million was recognized in net income during the third quarter of 2010.

Contributions

During the nine-month period ended September 30, 2011, contributions to the Company’s U.S. retirement plans and OPEB plans were $41 million and $5 million, respectively and contributions to non-U.S. retirement plans were $10 million. The Company anticipates additional contributions to its U.S. retirement plans and OPEB plans of $7 million and $1 million, respectively, during 2011. The Company also anticipates additional 2011 contributions to non-U.S. retirement plans of $10 million.